Parent company information - Summary of Parent Company Information - Condensed Balance Sheets (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Assets
Cash and due from banks	$ 72,397	$ 113,846	$ 118,888
Interest-bearing deposits with banks	108,011	79,638
Securities	318,223	284,724
Assets purchased under reverse repurchase agreements and securities borrowed	317,845	307,903
Loans, net of allowance for loan losses	819,965	717,575
Other assets	80,300	61,883
Total assets	1,917,219	1,706,323
Liabilities and shareholders' equity
Deposits	1,208,814	1,100,831
Other liabilities	95,235	70,301
Subordinated debentures	10,025	9,593
Shareholders' equity	108,175	98,762	86,767
Total liabilities and equity	1,917,219	1,706,323
Parent [member]
Assets
Cash and due from banks	48,062	97,617	$ 109,397
Interest-bearing deposits with banks	84,680	56,896
Securities	174,615	153,780
Investments in bank subsidiaries and associated corporations	49,841	43,546
Investments in other subsidiaries and associated corporations	88,260	80,216
Assets purchased under reverse repurchase agreements and securities borrowed	132,829	125,590
Loans, net of allowance for loan losses	679,580	601,742
Net balances due from bank subsidiaries	7,172
Other assets	227,767	155,421
Total assets	1,492,806	1,314,808
Liabilities and shareholders' equity
Deposits	955,978	854,833
Net balances due to bank subsidiaries		28,201
Net balances due to other subsidiaries	36,701	38,309
Other liabilities	382,099	285,447
Total other liabilities	1,374,778	1,206,790
Subordinated debentures	9,964	9,351
Shareholders' equity	108,064	98,667
Total liabilities and equity	$ 1,492,806	$ 1,314,808